Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment with estimated useful lives [Text Block]

Depreciation is recognized in the Statement of Income on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment considering residual value to be zero. Depreciation on contract-specific assets are charged co-terminously over the contract period. Management’s estimated useful life for the year ended March 31, 2026 and March 31, 2025 were as follows:

Estimate of useful life in years
Buildings comprising Civil structure, etc	28
Improvements forming part of the Building	5
Plant and machinery comprising computers, servers etc.	3-5
Power equipments	8
Plant and machinery comprising other items	3-8
Furniture and fittings	5
Office equipment	5
Motor vehicles	3

Disclosure of detailed information about intangible assets with finite useful life [Text Block]

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful life of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful life for the current and previous year is as follows:

Estimate of useful life in years
Software	1 – 3
Undersea cable capacity	12
Other Intangibles	3 – 5